SHARE CAPITAL AND RESERVES (Detail Narrative)													1 Months Ended	12 Months Ended
	Jun. 08, 2020 CAD ($)	Apr. 30, 2019 CAD ($) shares	Feb. 28, 2019 CAD ($) shares	Oct. 15, 2018 CAD ($) shares $ / shares	Aug. 09, 2018 shares	Aug. 09, 2018 CAD ($) shares	Oct. 23, 2017 CAD ($) shares	Sep. 12, 2017 CAD ($) shares	Sep. 06, 2017 CAD ($) shares	May 19, 2017 CAD ($) shares	Apr. 06, 2017	Mar. 14, 2017 CAD ($) shares	Nov. 30, 2019 CAD ($) $ / shares shares	Nov. 30, 2020 CAD ($) shares	Nov. 30, 2019 CAD ($) shares $ / shares	Nov. 30, 2018 CAD ($) shares	Jan. 09, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of stock options								$ 75,000
Shares issued pursuant to exercise of stock options (in shares) | shares								20,000
Number of common shares issued for licenses | shares				888,000												888,000
Shares issued for finder fees									$ 24,600
Shares issued for finder fees (in shares) | shares									4,000
Number of shares issued to settle debt | shares		46,539	113,334						73,291	22,854		117,750
Amount of shares issued to settle debt		$ 199,896	$ 335,792						$ 204,123	$ 69,100		$ 353,250		$ 331,967	$ 634,175	$ 623,771
Description of settlement of debt	On June 8, 2020, the Company closed a registered direct offering, under its F-3 registration statement in the United States, by issuing 2,666,672 common shares of the Company at US$1.50 per common share for total proceeds of $5,353,203 (US$4,000,002). Concurrent with this offering, the Company issued to the investors 1,333,334 share purchase warrants exercisable for US$1.88 per common share with a maturity date of June 9, 2025. The holders of the Cashless Warrants may elect, if the Company does not have an effective registration statement registering or the prospectus contained therein is not available for the issuance of the Cashless Warrant shares to the holder, in lieu of exercising the Cashless Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Cashless Warrants. The fair value is determined by multiplying the number of Cashless Warrants to be exercised by the previous day’s volume weighted average price (“VWAP”) less the exercise price with the difference divided by the VWAP. If a Cashless Warrant holder exercises this option, there will be variability in the number of shares issued per Cashless Warrant.	On April 30, 2019, the Company issued 46,539 common shares valued at $243,162 to settle debt of $199,896 resulting in a loss of $43,266 which is included in loss on debt settlements.	On February 28, 2019, the Company issued 113,334 common shares valued at $391,013 to settle debt of $335,792 resulting in a loss of $55,221 which is included in loss on debt settlements.								On April 6, 2017, the Company closed a non-brokered private placement and issued 89,833 units at a price of $3.00 per unit for gross proceeds of $269,500 of which $16,500 was settled for debt. Each unit consisted of one common share and 0.287 of a share purchase warrant of the Company. Each whole warrant entitles the holder to purchase one additional common share at a price of $3.75 per share for a term of five years from closing.	On March 14, 2017, the Company issued 117,750 units valued at $353,250 to settle debt. Each unit was comprised of one common share and 0.287 of a share purchase warrant of the Company. Each whole warrant entitles the holder to purchase one additional common share at a price of $3.75 per share for a term of five years from closing.
Fair value of the cashless warrants	$ 470,785
Derivative liability	341,163
Recorded a gain	$ 129,622
Gain on debt settlements		$ (43,266)	$ (55,221)
Total amount of debt settlements		$ 243,162	$ 391,013
Amount of shaes issued for intangible assets				$ 1,469,456												1,469,456
Shares issued for intangible assets | shares				268,000
Number of warrants issued for exercise | shares													158,291
Amount of proceeds form warrants issued													$ 368,617
Exercise price of warrants | $ / shares				$ 5.00									$ 1.75
Number of units issued | shares				800,000
Units issue price per unit | $ / shares				$ 4.00
Shares issued for cash				$ 4,157,760												4,157,760
Total amount of agents fees				410,218
Legal fees				36,353
Shares issued for share issuance costs				$ 41,531												$ (423,371)
Shares issued for share issuance costs (in shares) | shares				10,000
Description Of Brokered Private Placement				Each unit consisted of one common share and one share purchase warrant exercisable for a three-year period at an exercise price of US$5.00 per warrant.
Fair value of exercised stock options reserves to share capital								$ 48,000
Agents Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued | shares				8,000										213,333		8,000
Amount of warrant issued				$ 24,774											24,774
Fair value of exercised warrants reserves to share capital															$ 2,985
Number of warrants issued for exercise | shares															1,837
Amount of proceeds form warrants issued															$ 2,296
Exercise price of warrants | $ / shares															$ 1.25
Share Purchase Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued | shares														2,482,601	1,000,167	800,000
Fair value of exercised warrants reserves to share capital															$ 23,854
Number of warrants issued for exercise | shares							4,750								51,148
Amount of proceeds form warrants issued							$ 17,812								$ 154,320
Issuance of cashless warrants														$ 103,424
Majesco Entertainment Company [Member]
Disclosure of classes of share capital [line items]
Number of share issued as consideration | shares																	66,667
Value for share issued as consideration																	$ 415,000
Liquid Media Group Canada Ltd [Member]
Disclosure of classes of share capital [line items]
Issuance of common stock | shares					1,288,497	1,288,497
Amount of issuance of common stock						$ 4,277,319
Amount of warrant issued						$ 96,303